CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2022 customer issuer	Dec. 31, 2021 issuer customer	Dec. 31, 2020 issuer customer
Foreign currency exchange rate risk
Depreciation (appreciation) of the RMB against US dollar (as a percent)	8.20%	(2.30%)	(6.30%)
Customer concentration risk | Sales revenue
CONCENTRATION OF RISKS
Number of customers | customer	5	5	5
Concentration risk percentage	29.20%	30.95%	25.85%
Supplier concentration risk | Cost of goods
CONCENTRATION OF RISKS
Concentration risk percentage	93.00%	94.00%	95.00%
Number of suppliers | issuer	5	5	5